Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Stock options granted to our named executive officers may be subject to accelerated vesting in certain circumstance.